Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of accounts receivable, net, and movement of allowance for doubtful accounts

Accounts receivable, net, consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	983,063	1,305,016
Allowance for doubtful accounts	(65,620)	(95,765)
Accounts receivable, net	917,443	1,209,251

Movement of allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	51,719	62,736	65,620
Provisions	16,450	8,380	32,050
Reversals	(4,896)	(3,447)	(979)
Write-offs	(537)	(2,049)	(926)
Balance at end of year	62,736	65,620	95,765